Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Marketing agreement description					During 2018 we entered into a marketing agreement with an entity controlled by a consultant (who is also a principal shareholder and former noteholder of the Company).
Marketing agreement - payment to entity					10.00%
Marketing agreement - payment from entity					10.00%
Consulting agreement description				During 2019 we entered into a two year non-exclusive consulting agreement with a principal shareholder to act as Company’s consultant with respect to introducing the Company to potential acquisition and partnership targets.
Payment of retainer to consultant per month				$ 10,000
Finders fee paid per month				$ 5,500
Finders fee payment term				3 years
Consulting fees expense	$ 13,500	$ 13,500
Finder's fee accrued compensation			$ 104,500	$ 148,500
Monthly fee expense accrued			18,000
Technology services agreement description				Under a technology services agreement entered into on January 17, 2020, we use a related party firm of the Company, Recruiter.com Mauritius, for software development and maintenance related to our website and the platform underlying our operations. This arrangement was oral prior to January 17, 2020. The initial term of the Services Agreement is five years, whereupon it shall automatically renew for additional successive 12-month terms until terminated by either party by submitting a 90-day prior written notice of non-renewal. The firm was formed outside of the United States solely for the purpose of performing services for the Company and has no other clients. Our Chief Technology Officer is an employee of this firm and exerts control over the firm. Pursuant to the Services Agreement, the Company has agreed to pay Recruiter.com Mauritius fees in the amount equal to the actualized documented costs incurred by Recruiter.com Mauritius in rendering the services pursuant to the Services Agreement.
Payable amount owed			73,352
Amounts charged to cost of revenue	17,745	0
Related party interest expense				$ 12,276
Placement revenue			31,041
Accounts receivable			21,981
Genesys
Finder's fee accrued compensation	93,500
Monthly fee expense accrued	22,500
Operating expenses			$ 167,157	$ 93,671
Recruiter.com Mauritius
Payments to firm	57,988	60,979
Opptly
Monthly fee expense accrued	5,000
Annual fees for licensing	1,995
Operating expenses	40,114	38,477
Payable amount owed	73,466
Icon
Operating expenses	73,018	70,941
Payable amount owed	835,810
Revenues from customers	35,232	33,227
Amounts charged to cost of revenue	154,572	624,314
Related party interest expense	12,273
Placement revenue	970	6,410
Accounts receivable	22,951
Icon Canada
Accounts receivable	21,431
Employer of Record ("EOR") Costs	32,944	$ 31,070
Related Party
Payable amount owed	$ 11,944